OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2006
                                                     Estimated average burden
                                                     hours per response.....
                                                     20.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                      	Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


          Pioneer Municipal High Income Trust
          SCHEDULE OF INVESTMENTS 1/31/06 (unaudited)


Principal
Amount                                                     Value
          TAX EXEMPT OBLIGATIONS  - 126.8% of Net Assets
          Alabama - 0.5%
1,500,000 Camden Alabama Industrial Development Board, 6 $         1,657,950
          Arizona - 8.7%
5,000,000 Apache County Industrial Development Authority $        5,001,300
5,000,000 Apache County Industrial Development Authority $        5,001,400
7,000,0(a)Downtown Phoenix Hotel Corp., RIB, 8.644%, 7/1 $        7,614,530
11,630,000Gila County Industrial Development Authority,  $       6,745,400
3,000,000 + Maricopa County Industrial Development Authori$       3,198,630
1,000,000 Pima County Industrial Development Authority,  $        1,080,590
500,000   Yavapai County Industrial Development Authorit $           532,885
                                                         $      29,174,735
          California - 9.9%
7,270,000 California State General Obligation, 5.25%, 2/ $        7,732,735
5,150,000 Golden State Tobacco Securitization Corp., 7.8 $        6,165,528
7,000,000 Golden State Tobacco Securitization Corp., 7.8 $        8,412,670
3,000,000 San Diego Unified School District, 5.0%, 7/1/2 $        3,182,580
2,500,000 University of California Revenue, 5.0%, 5/15/2 $       2,633,375
5,000,000 Valley Health System Hospital Revenue, 6.5%, 5 $       5,009,850
                                                         $     33,136,738
          Connecticut - 4.2%
2,000,000 Bridgeport Senior Living Facility Revenue, 7.2 $       1,693,220
2,205,000 Connecticut State Health & Educational Facilit $        2,198,385
4,800,000 Connecticut State Health & Educational Facilit $        4,710,960
5,000,000 Mohegan Tribe Indians Gaming Authority, 6.25%, $        5,354,650
                                                         $       13,957,215
          District of Columbia - 3.7%
5,000,000 District of Columbia Tobacco Settlement Financ $         5,701,750
6,000,000 District of Columbia Tobacco Settlement Financ $       6,528,300
                                                         $     12,230,050
          Delaware - 0.3%
500,000   Sussex County Delaware Revenue, 5.9%, 1/1/26   $          498,230
600,000   Sussex County Delaware Revenue, 6.0%, 1/1/35   $           599,142
                                                         $        1,097,372
          Florida - 2.7%
2,000,000 Beacon Lakes Community Development, 6.9%, 5/1/ $       2,104,920
1,650,000 Polk County Industrial Development Revenue, 5. $        1,696,827
5,000,000 Tallahassee Health Facilities Revenue, 6.375%, $       5,349,050
                                                         $         9,150,797

          Georgia - 2.2%
4,240,000 Atlanta Georgia Water & Waste Revenue, RIB, 8. $        4,937,819
2,325,000 Brunswick & Glynn County Development Authority $       2,356,434
                                                         $       7,294,253
          Idaho - 1.6%
5,000,000 Power County Industrial Development Corp., 6.4 $        5,243,100

          Illinois - 3.9%
1,000,000 Centerpoint Intermodal Center, 8.0%, 6/15/23 ( $          1,011,770
1,500,000 Illinois Health Facilities Authority Revenue,  $        1,627,365
16,880,(b)Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue,
             0.0%, 6/15/22                               $       10,470,158
                                                         $      13,109,293
          Indiana - 1.7%
1,000,000 Indiana State Development Finance Authority Re $       1,034,000
4,300,000 Indiana State Development Finance Authority Re $        4,458,197
                                                         $        5,492,197
          Massachusetts - 9.9%
2,335,000 Massachusetts Health & Educational Facilities  $       2,406,825
7,050,000 Massachusetts Health & Educational Facilities  $       7,344,056
3,500,000 Massachusetts Health & Educational Facilities  $       3,768,940
5,000,000 Massachusetts Health & Educational Facilities  $         5,451,450
75,000    Massachusetts State Development Finance Agency $             69,487
9,810,0(a)Massachusetts State Development Finance Agency $     10,894,986
3,055,000 Massachusetts State Housing Finance Agency, 5. $          3,118,116
                                                         $    33,053,860
          Michigan - 3.5%
1,500,000 John Tolfree Health System Corp., 6.0%, 9/15/2 $        1,532,580
2,000,000 Michigan State Hospital Finance Authority Reve $        1,930,180
4,010,000 Michigan State Hospital Finance Authority Reve $        4,010,762
7,690,000 Wayne Charter County Michigan Special Airport  $      4,229,808
                                                         $      11,703,330
          Minnesota - 3.1%
1,675,000 Duluth Economic Development Authority Health C $        1,796,588
13,260,000Minneapolis/St. Paul Metropolitan Airports, 7. $        8,607,331
                                                         $      10,403,919
          Mississippi - 0.9%
3,000,000 Mississippi Business Finance Corp. Pollution C $        3,047,100

          Missouri - 1.2%
5,500,000 St. Louis Industrial Development Authority Rev $        4,097,610

          Nevada - 1.5%
1,000,000 Clark County Industrial Development Revenue, 5 $       1,049,000
1,850,000 Clark County Industrial Development Revenue, 5 $        1,824,285
2,000,000 Nevada State Department of Business & Industry $      2,086,280
                                                         $        4,959,565
          New Hampshire - 0.9%
3,000,000 Manchester School Facilities Revenue, 5.125%,  $       3,149,280

          New Jersey - 9.8%
2,000,000 New Jersey Economic Development Authority Reve $        1,884,500
13,350,000New Jersey Economic Development Authority Reve $      12,347,281
1,000,000 New Jersey Economic Development Authority Reve $          950,340
6,150,000 New Jersey Economic Development Authority Reve $       6,070,788
10,000,000Tobacco Settlement Financing Corp., 6.75%, 6/1 $       11,225,500
                                                         $    32,478,409
          New Mexico - 1.6%
3,700,000++New Mexico Hospital Equipment Loan Council, 6. $      3,806,449
1,350,000 Santa Fe Educational Facilities Revenue, 5.75% $        1,367,334
                                                         $         5,173,783
          New York - 8.8%
2,000,000 New York City Industrial Development Agency, 5 $        2,079,180
6,225,000 New York City Industrial Development Agency, 6 $        5,139,484
5,000,000 New York City Trust Cultural Resources Revenue $        5,200,550
7,040,0(a)New York State Dormitory Authority Revenue, RI $       8,646,810
2,000,000 Suffolk County Industrial Development Agency,  $      2,003,620
6,000,000 Triborough Bridge & Tunnel Authority Revenue,  $      6,389,820
                                                         $    29,459,464
          North Carolina - 1.3%
4,600,000 Charlotte North Carolina Special Facilities Re $        4,195,660

          Oklahoma - 6.4%
3,000,000 +Oklahoma Development Finance Authority Revenue $        3,231,750
8,000,000 +Oklahoma Development Finance Authority Revenue $       8,618,000
4,100,000 Tulsa Municipal Airport Revenue, 5.65%, 12/1/3 $         3,991,145
1,225,000 Tulsa Municipal Airport Revenue, 6.25%, 6/1/20 $         1,145,706
4,350,000 Tulsa Municipal Airport Revenue, 7.35%, 12/1/1 $       4,349,956
                                                         $      21,336,557
          Oregon - 4.3%
1,000,000 Klamath Falls Electric Revenue, 5.75%, 1/1/13  $          890,200
7,000,000 Klamath Falls Electric Revenue, 6.0%, 1/1/25   $        5,694,710
7,500,000 Western Generation Agency Cogeneration Project $       7,600,650
                                                         $       14,185,560
          Pennsylvania - 5.9%
1,550,000 Allegheny County Hospital Development Authorit $        1,479,599
12,300,000Allegheny County Hospital Development Authorit $      14,577,960
1,000,000 Columbia County Hospital Authority Health Care $          883,260
1,000,000 Hazleton Health Services Authority Hospital Re $          948,690
1,280,000 Langhorne Manor Borough Higher Education & Hea $         1,280,141
500,000   Pennsylvania Higher Educational Facilities Aut $           523,005
                                                         $      19,692,655
          Rhode Island - 1.3%
4,000,000 Central Falls Detention Facilities Revenue, 7. $      4,302,000

          South Carolina - 3.6%
5,000,000 Greenville County School District, 5.5%, 12/1/ $        5,367,250
5,185,000 + South Carolina Jobs Economic Development Autho$      6,005,267
665,000   South Carolina Jobs Economic Development Autho $           744,973
                                                         $       12,117,490
          Tennessee  - 3.9%
7,000,000 Johnson City Health & Educational Facilities B $       8,183,420
4,480,000 Knox County Health Educational & Housing Facilities Board Hospital
Revenue,
           6.375%, 4/15/22                               $         4,751,130
                                                         $      12,934,550
          Texas  - 11.5%
7,500,000 Alliance Airport Authority Special Facilities  $       6,443,475
1,345,000 Bexar County Housing Finance Corp., 8.0%, 12/1 $        1,379,284
1,000,000 Dallas-Fort Worth International Airport Revenu $          849,890
5,000,000 Dallas-Fort Worth International Airport Revenu $        4,881,750
4,000,000 Decatur Hospital Authority Revenue, 7.0%, 9/1/ $      4,320,680
1,000,000 Georgetown Health Facilities Development Corp. $        1,026,730
3,750,000 Houston Airport System Special Facilities Reve $       3,034,425
5,340,000 Lubbock Health Facilities Development Corp., 6 $       5,243,026
2,450,0(a)Northside Independent School District, RIB, 9. $       2,765,462
500,000   Sabine River Authority Pollution Control Reven $           545,995
7,040,0(a)Texas State, RIB, 8.74%, 4/1/30 (144A)         $       7,962,944
                                                         $     38,453,661
          Vermont  - 0.5%
1,500,000 Vermont Educational & Health Buildings Financi $         1,672,410

          Virginia  - 1.6%
1,000,000 Peninsula Ports Authority, 6.0%, 4/1/33        $         1,072,170
4,000,000 Pocahontas Parkway Association of Virginia Tol $        4,113,880
                                                         $        5,186,050
          Washington - 5.9%
4,710,000 Spokane Public Facilities District Hotel/Motel $       5,253,298
7,025,000 Tobacco Settlement Authority Washington, 6.625 $       7,699,962
14,315,   Washington State General Obligation, 0.0%, 6/1 $       6,790,034
                                                         $     19,743,294
          TOTAL TAX-EXEMPT OBLIGATIONS
          (Cost $392,273,377)                            $  422,889,907

Shares    TAX-EXEMPT MONEY MARKET MUTUAL FUND - 2.0%
6,675,894 BlackRock Provident Institutional Municipal Fu $       6,675,894
          TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
          (Cost $6,675,894)                              $       6,675,894

          TOTAL INVESTMENTS IN SECURITIES - 128.8%
          (Cost $398,949,271) (c) (d)                    $   429,565,801
          OTHER ASSETS AND LIABILITIES -  1.5%           $       4,867,485
          PREFERRED SHARES AT REDEMPTION VALUE - (30.3)% $ (101,000,000)
          NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -  $ 333,433,286

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities
Act of 1933.  Such
       securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2006 the value of these securities amounted to
       $49,188,971 or 14.8% of net assets applicable to common shareowners.

*      Security is in default and is non-income producing.

+      Prerefunded bonds have been collateralized by U.S. Treasury securities which are held in escrow
       to pay interest and principal  on the tax exempt issue and to retire the bonds in full at the earliest
       refunding date.

++    Prerefunded bonds have been collateralized by cash sufficient to pay interest and principal
       on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown was the rate at January 31, 2006.

(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
       The rate shown is the rate at period end.

(c)    The concentration of investments by type of obligation/market sector is as follows:
       Insured                                                10.5%
       General Obligation                                      1.8
       Revenue Bonds:
                              Health Revenue                  24.8
                              Airport Revenue                 15.9
                              Tobacco Revenue                 10.6
                              Other Revenue                    6.4
                              Education Revenue                6.3
                              Development Revenue              5.6
                              Pollution Control Revenue        4.6
                              Power Revenue                    3.6
                              Housing Revenue                  2.8
                              Facilities Revenue               2.4
                              Transportation Revenue           1.4
                              Utilities Revenue                1.4
                              Gaming Revenue                   1.2
                              School District Revenue          0.7
                                                             100.0%

(d)    At January 31, 2006, the net unrealized gain on investments based on cost for federal
       income tax purposes of $397,646,652 was as follows:
(e)
       Aggregate gross unrealized gain for all investments in which
(f)    there is an excess of value over tax cost         $    43,294,029

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value        (11,374,880)
       Net unrealized gain                               $       31,919,149

       For financial reporting purposes net unrealized gain on investments was
$30,616,530
       and cost of investments aggregated $398,949,271






ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2006

* Print the name and title of each signing officer under his or her signature.